Basis of Preparation (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
General and administration expense	$ 8,920	$ 9,696
Reclamation expenses	134	134
Net loss and comprehensive loss	$ (2,322)	(5,283)
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
General and administration expense		(9,027)
Financial instrument related costs and other		4,498
Reclamation expenses
Loss on disposal of assets
Foreign exchange		(78)
Interest, net and other expense		(7)
Field, Camp and exploration costs		(669)
Net loss and comprehensive loss		(5,283)
Presentation Reclass [Member]
IfrsStatementLineItems [Line Items]
General and administration expense		(669)
Financial instrument related costs and other		161
Reclamation expenses		(134)
Loss on disposal of assets		(27)
Foreign exchange
Interest, net and other expense
Field, Camp and exploration costs		669
Net loss and comprehensive loss
Restateds [Member]
IfrsStatementLineItems [Line Items]
General and administration expense		(9,696)
Financial instrument related costs and other		4,659
Reclamation expenses		(134)
Loss on disposal of assets		(27)
Foreign exchange		(78)
Interest, net and other expense		(7)
Field, Camp and exploration costs
Net loss and comprehensive loss		$ (5,283)